Share-based payments (Details)	1 Months Ended	6 Months Ended
	Apr. 30, 2018 D	Jun. 30, 2020 USD ($) Y $ / shares	Jun. 30, 2019 USD ($) Y $ / shares
Share-based payments
Fair value at grant date		$ 1.81	$ 2.11
Share price at grant date | $ / shares		$ 2.50	$ 3.04
Expected volatility		91.00%	82.00%
Expected life	2	5.90	5.83
Expected dividends		$ 0.00	$ 0.00
Risk-free interest rate		1.30%	2.14%